Commitments Contingencies and Legal Proceedings (Details Narrative)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2023 USD ($) ft²	Jan. 02, 2021 USD ($) ft²	May 02, 2019 USD ($) ft²	Feb. 29, 2024 USD ($) ft²	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Area of lease agreement | ft²	15,567	3,621	31,765	3,621
Monthly payment increases in percentage	3.00%		3.00%
Operating lease liabilities					$ 993,995		$ 993,995		$ 1,118,578	$ 832,140
Right of use assets					953,713		953,713		1,104,804	804,338
Lease costs for the leases					128,124	$ 162,414	$ 227,067	$ 324,828	$ 591,442	649,655
Weighted average discount rate							7.00%		7.00%
Lease obligations- current liabilities					$ 198,002		$ 198,002		$ 174,876	$ 628,371
Common stock exercise price per shares | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Accelerated amortization of ROU asset - lease termination									$ 265,130
Gain from lease termination									(344,093)
Net gain on lease termination									$ 78,963
Net monthly payment	$ 25,000	$ 4,828	$ 44,440	$ 6,488
Lease expires date	Oct. 31, 2027	Feb. 28, 2024	Apr. 30, 2024	Aug. 29, 2024
Employment Agreement [Member]
Base salary							$ 250,000
Granted options to purchase of common stock | shares							(25,000)
Common stock exercise price per shares | $ / shares					$ 1.49		$ 1.49
Minimum [Member]
Monthly payment increases in percentage		3.00%
Maximum [Member]
Monthly payment increases in percentage		6.00%